Disclosure of number and weighted average exercise prices of share options (Details)		1 Months Ended					12 Months Ended
	Dec. 09, 2016 CAD ($)	Sep. 30, 2017 CAD ($)	Jun. 30, 2017 CAD ($)	Dec. 30, 2016 CAD ($)	Feb. 29, 2016 CAD ($)	Jan. 31, 2016 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options outstanding in share-based payment arrangement at beginning of period						5,275,000	7,511,500	5,275,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period						$ 0.65	$ 0.46	$ 0.65
Number of share options granted in share-based payment arrangement	1,830,000	200,000	120,000	1,830,000	120,000	1,975,000	320,000	4,605,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 0.20	$ 0.17	$ 0.22	$ 0.18	$ 0.51	$ 0.40	$ 0.19	$ 0.24
Number of share options forfeited in share-based payment arrangement							981,500	0
Weighted average exercise price of share options forfeited in share-based payment arrangement							$ 0.37	$ 0
Number of share options exercised in share-based payment arrangement							(130,000)	(38,500)
Weighted average exercise price of share options exercised in share-based payment arrangement							$ 0.40	$ 0.46
Number of share options expired in share-based payment arrangement							(615,000)	(2,330,000)
Weighted average exercise price of share options expired in share-based payment arrangement							$ 0.84	$ 0.90
Number of share options outstanding in share-based payment arrangement at end of period							6,105,000	7,511,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period							$ 0.42	$ 0.46
Number of share options exercisable in share-based payment arrangement							5,805,000	6,070,000
Weighted average exercise price of share options exercisable in share-based payment arrangement							$ 0.41	$ 0.45